Short-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Short-term Debt [Abstract]
Commited Credit Available
The following is a summary of committed credit available at December 31, 2019 and 2018.

Committed Credit Available
(In millions)	December 31, 2019	December 31, 2018
Committed credit agreements
Unsecured revolving credit facility	$450.0	$350.0
Less: Commercial Paper outstanding (a)	(400.0)	(296.0)
Net committed credit available	$50.0	$54.0
Weighted average interest rate	2.04%	2.93%
(a) The amount presents principal amount of commercial paper.